UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated deficit)
Balance, value at Dec. 31, 2011	$ 238,849	$ 0	$ 4	$ 255,849	$ (17,004)
Balance, shares at Dec. 31, 2011		4,540	40,517,413
Dividend declared/paid	(4,873)			(4,873)
Net loss	(2,716)				(2,716)
Balance, value at Jun. 30, 2012	231,260	0	4	250,976	(19,720)
Balance, shares at Jun. 30, 2012		4,540	40,517,413
Balance, value at Dec. 31, 2012	225,304	0	4	246,102	(20,802)
Balance, shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	211,402		7	211,395
Issuance of common shares, shares			68,123,503
Dividend declared/paid	(10,042)			(10,042)
Net loss	(801)				(801)
Balance, value at Jun. 30, 2013	$ 425,863	$ 0	$ 11	$ 447,455	$ (21,603)
Balance, shares at Jun. 30, 2013		4,540	108,640,916